Other disclosures - Fair value of financial liabilities not at fair value (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Other financial liabilities	€ 29,873	€ 26,968	€ 30,235
Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,319,296	1,221,220	1,200,636
Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,323,573	1,231,981	1,209,181
Other financial liabilities	29,873	26,968	30,109
Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	109,346	91,771	84,793
Level 2
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	103,807	124,098	132,582
Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	401,647	388,548	394,659
Level 3
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	629	905	1,074	€ 442
Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	812,580	751,662	729,729
Deposits | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	1,078,587	990,391	942,417
Deposits | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	1,076,876	990,807	942,397
Deposits | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	0	0	0
Deposits | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	286,613	263,517	245,143
Deposits | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	790,263	727,290	697,254
Debt instruments | Carrying amount
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities	240,709	230,829	258,219
Debt instruments | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	246,697	241,174	266,784
Debt instruments | Level 1 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	109,346	91,771	84,793
Debt instruments | Level 2 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	115,034	125,031	149,516
Debt instruments | Level 3 | Fair value
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	€ 22,317	€ 24,372	€ 32,475